UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07326
Gabelli Investor Funds, Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Gabelli ABC Fund
First Quarter Report
March 31, 2009
To Our Shareholders,
     During the first quarter of 2009, The Gabelli ABC Fund (the “Fund”) appreciated 0.43%, while the Standard & Poor’s (“S&P”) 500 Index depreciated by 10.98% and the Lipper U.S. Treasury Money Market Average was up 0.01%.
     Enclosed is the investment portfolio as of March 31, 2009.
Comparative Results
Average Annual Returns through March 31, 2009 (a)

							Since
							Inception
	Quarter	1 Year	3 Year	5 Year	10 Year	15 Year	(5/14/93)
Gabelli ABC Fund
AAA Shares	0.43%	(1.20)%	3.96%	4.54%	5.25%	6.61%	6.88%
Advisor Shares	0.43	(1.32)	3.81	4.45	5.20	6.58	6.85
S&P 500 Index	(10.98)	(38.06)	(13.05)	(4.76)	(3.00)	5.91	5.82
Lipper U.S. Treasury Money Market Avg.	0.01	0.62	2.81	2.42	2.60	3.35	3.31 (b)
In the current prospectus, the Fund’s expense ratios are 0.64% for the Class AAA Shares and 0.89% for the Advisor Class Shares. The Fund does not have a sales charge.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Returns would have been lower if certain expenses of the Fund had not been waived or reimbursed from April 1, 2002 through April 30, 2007. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. The S&P 500 Index is an unmanaged indicator of stock market performance, while the Lipper U.S. Treasury Money Market Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index. The Class AAA Shares net asset values per share are used to calculate performance for the periods prior to the issuance of the Advisor Class Shares on May 1, 2007. The actual performance of the Advisor Class Shares would have been lower due to the additional expenses associated with this class of shares.

(b)	From April 30, 1993, the date closest to the Fund’s inception for which data is available.
We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The Gabelli ABC Fund
Schedule of Investments — March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 24.0%
	Aerospace — 0.1%
30,000	Herley Industries Inc.†	$358,800

	Agriculture — 0.0%
300	Provimi SA	3,460

	Automotive: Parts and Accessories — 0.6%
16,000	BERU AG	1,626,211
14,000	Lear Corp.†	10,500

		1,636,711

	Aviation: Parts and Services — 0.0%
120,000	The Fairchild Corp., Cl. A†	1,320

	Broadcasting — 0.1%
9,000	Cogeco Inc.	171,677
2,000	Cox Radio Inc., Cl. A†	8,200
10,000	Emmis Communications Corp., Cl. A†	3,900
787	Granite Broadcasting Corp.†	79
2,000	Hearst-Argyle Television Inc.	8,320
500	Liberty Media Corp. — Capital, Cl. A†	3,490
40,000	LIN TV Corp., Cl. A†	44,800
6,000	Salem Communications Corp., Cl. A†	3,360

		243,826

	Business Services — 0.5%
400	Alliance Data Systems Corp.†	14,780
10,000	AMICAS Inc.†	20,300
12,100	Ascent Media Corp., Cl. A†	302,500
52,000	Diebold Inc.	1,110,200
1,500	PHH Corp.†	21,075

		1,468,855

	Cable and Satellite — 0.2%
42,000	Cablevision Systems Corp., Cl. A	543,480
32,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	170,486
845	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA, ADR	4,499

		718,465

	Computer Software and Services — 1.1%
1,500	Affiliated Computer Services Inc., Cl. A†	71,835
800	Google Inc., Cl. A†	278,448
2,000	i2 Technologies Inc.†	15,800
10,000	Mentor Graphics Corp.†	44,400
60,000	Metavante Technologies Inc.†	1,197,600
2,000	Microsoft Corp.	36,740
50,000	SanDisk Corp.†	632,500
1,215,000	StorageNetworks Inc., Escrow† (a)	36,450
57,000	Yahoo! Inc.†	730,170

		3,043,943

	Consumer Products — 0.1%
1,500	Fortune Brands Inc.	36,825
12,000	Harman International Industries Inc.	162,360
22,000	Heelys Inc.	37,620
1,200	Revlon Inc., Cl. A†	2,976

		239,781

	Diversified Industrial — 0.3%
1,000	Ampco-Pittsburgh Corp.	13,260
5,500	Katy Industries Inc.†	4,950
22,000	Myers Industries Inc.	135,080
284,777	National Patent Development Corp.† (a)(b)	325,459
77,000	WHX Corp.†	515,900

		994,649

	Electronics — 0.2%
70,000	Alliance Semiconductor Corp.	12,950
2,000	Intel Corp.	30,100
25,000	International Rectifier Corp.†	337,750
24,000	MoSys Inc.†	45,600
2,000	Texas Instruments Inc.	33,020

		459,420

	Energy and Utilities — 1.6%
7,000	Anadarko Petroleum Corp.	272,230
24,000	Endesa SA	448,962
1	Forest Oil Corp.†	13
42,000	GDF Suez, Strips	56
71,936	Great Plains Energy Inc.	968,978
10,263	Mirant Corp.†	116,998
250,000	Mirant Corp., Escrow† (a)	0
15,000	Northeast Utilities	323,850
60,000	NorthWestern Corp.	1,288,800
50,000	NRG Energy Inc.†	880,000
200	Oesterreichische Elektrizitaetswirtschafts AG, Cl. A	7,597
1,000	Origin Energy Ltd.	10,291
25,000	Progress Energy Inc., CVO† (a)	8,250
20,000	Pure Energy Resources Ltd.†	114,872
400	REpower Systems AG†	45,173
95,000	WesternZagros Resources Ltd.†	43,702

		4,529,772

	Entertainment — 0.5%
1,001	Chestnut Hill Ventures† (a)	33,714
4,000	Discovery Communications Inc., Cl. A†	64,080
2,500	Discovery Communications Inc., Cl. C†	36,625
10,000	Liberty Media Corp. — Entertainment, Cl. A†	199,500
140,000	Take-Two Interactive Software Inc.	1,169,000

		1,502,919

See accompanying notes to schedule of investments.

The Gabelli ABC Fund
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

Shares/		Market
Units		Value
	COMMON STOCKS (Continued)
	Equipment and Supplies — 0.0%
25,000	Baldwin Technology Co. Inc., Cl. A†	$23,750
60	Hexpol AB†	139

		23,889

	Financial Services — 1.1%
10,000	AllianceBernstein Holding LP	147,200
2,000	Argo Group International Holdings Ltd.†	60,260
10,000	Bank of America Corp.	68,200
5,000	H&R Block Inc.	90,950
15,000	JPMorgan Chase & Co.	398,700
2,200	Leucadia National Corp.†	32,758
40,000	Morgan Stanley	910,800
5,018	NewAlliance Bancshares Inc.	58,911
7,000	PNC Financial Services Group Inc.	205,030
2,000	Provident New York Bancorp	17,100
60,000	SLM Corp.†	297,000
12,000	The Bank of New York Mellon Corp.	339,000
20,000	Wells Fargo & Co.	284,800
6,000	Willis Group Holdings Ltd.	132,000

		3,042,709

	Food and Beverage — 0.5%
26,000	Corn Products International Inc.	551,200
500	Genesee Corp., Cl. A† (a)	0
12,200	Genesee Corp., Cl. B† (a)	0
40,000	Grupo Continental SAB de CV	64,638
8,500	Pernod-Ricard SA	474,029
12,000	Remy Cointreau SA	284,587
30,000	Sara Lee Corp.	242,400

		1,616,854

	Health Care — 9.5%
468	Allergan Inc.	22,351
6,131	ArthroCare Corp.†	30,042
3,500	Biogen Idec Inc.†	183,470
28,000	Crucell NV, ADR†	551,880
300,000	CV Therapeutics Inc.†	5,964,000
6,000	Fresenius Kabi Pharmaceuticals Holding Inc., CVR†	2,220
135,000	Genentech Inc.†	12,825,000
34,000	I-Flow Corp.†	124,100
11,000	IMS Health Inc.	137,170
30,000	Indevus Pharmeceuticals Inc., Escrow† (a)	33,000
2,000	Mead Johnson Nutrition Co., Cl. A†	57,740
200,000	Schering-Plough Corp.	4,710,000
3,100	UCB SA	91,023
60,000	Wyeth	2,582,400

		27,314,396

	Hotels and Gaming — 0.2%
4,000	Las Vegas Sands Corp.†	12,040
50,000	MGM Mirage†	116,500
18,000	Wynn Resorts Ltd.†	359,460

		488,000

	Metals and Mining — 0.4%
1,000	Agnico-Eagle Mines Ltd.	56,920
15,000	Alcoa Inc.	110,100
3,000	Alpha Natural Resources Inc.†	53,250
5,500	Barrick Gold Corp.	178,310
13,000	Freeport-McMoRan Copper & Gold Inc.	495,430
10,000	Gold Fields Ltd., ADR	113,400
3,000	Lonmin plc	61,253
8,000	NovaGold Resources Inc.†	22,080
10,000	Royal Oak Mines Inc.† (a)	0
5,000	Uranium One Inc.†	10,113

		1,100,856

	Mutual Funds — 0.0%
30,000	KKR Private Equity Investors LP†	87,900

	Publishing — 0.0%
7,000	PagesJaunes Groupe SA	59,215

	Retail — 0.1%
50,000	Denny’s Corp.†	83,500
500	Genesco Inc.†	9,415
15,000	Pier 1 Imports Inc.†	8,400
3,000	Saks Inc.†	5,610
5,000	SUPERVALU Inc.	71,400
20,000	The Great Atlantic & Pacific Tea Co. Inc.†	106,200

		284,525

	Specialty Chemicals — 5.7%
600	CF Industries Holdings Inc.	42,678
89,000	Ciba Holding AG†	3,799,877
15,000	NOVA Chemicals Corp.	86,400
160,000	Rohm and Haas Co.	12,614,400

		16,543,355

	Telecommunications — 0.8%
325,000	Asia Satellite Telecommunications Holdings Ltd.	339,651
35,000	BCE Inc.	696,500
20,000	Corning Inc.	265,400
100,000	Portugal Telecom SGPS SA	774,576
3,000	Telegroup Inc.† (a)	0
5,000	Verizon Communications Inc.	151,000

		2,227,127

See accompanying notes to schedule of investments.

The Gabelli ABC Fund
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Wireless Communications — 0.4%
500	American Tower Corp., Cl. A†	$15,215
100,000	Centennial Communications Corp.†	826,000
14,000	Metricom Inc.†	7
8,000	United States Cellular Corp.†	266,720
50,000	Winstar Communications Inc.† (a)	50

		1,107,992

	TOTAL COMMON STOCKS	69,098,739

	PREFERRED STOCKS — 0.0%
	Communications Equipment — 0.0%
	RSL Communications Ltd.
1,000	7.500%, Cv. Pfd.† (a)(b)(c)	0
2,000	7.500%, Cv. Pfd., Ser. A† (a)	0

		0

	Home Furnishings — 0.0%
8,000	O’Sullivan Industries Holdings Inc., 12.000% Pfd.† (a)	0

	Telecommunications — 0.0%
6,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	161,220

	TOTAL PREFERRED STOCKS	161,220

	WARRANTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
377	Federal-Mogul Corp., expire 12/27/14†	41

	Broadcasting — 0.0%
1,969	Granite Broadcasting Corp., Ser. A, expire 06/04/12†	20
1,969	Granite Broadcasting Corp., Ser. B, expire 06/04/12†	20

		40

	Consumer Products — 0.0%
10,396	Pillowtex Corp., expire 11/24/09† (a)	1

	TOTAL WARRANTS	82

Principal
Amount
	CONVERTIBLE CORPORATE BONDS — 0.2%
	Computer Software and Services — 0.1%
$600,000	SanDisk Corp., Cv., 1.000%, 05/15/13	363,000

	Specialty Chemicals — 0.1%
700,000	Ferro Corp., Cv., 6.500%, 08/15/13	236,250

	Transportation — 0.0%
850,000	Builders Transport Inc., Sub. Deb. Cv., Escrow, 6.500%, 12/31/20† (a)	0

	TOTAL CONVERTIBLE CORPORATE BONDS	599,250

	CORPORATE BONDS — 0.2%
	Computer Software and Services — 0.0%
100,000	Exodus Communications Inc., Sub. Deb., 5.250%, 02/15/10† (a)	2,250

	Consumer Products — 0.0%
3,600,000	Pillowtex Corp., Sub. Deb., 6.000%, 12/15/09† (a)	0

	Energy and Utilities — 0.2%
1,000,000	Texas Competitive Electric Holdings Co. LLC, Ser. B (STEP), 10.250%, 11/01/15	505,000

	Retail — 0.0%
200,000	RDM Sports Group Inc., Sub. Deb., 8.000%, 08/15/15† (a)	0

	TOTAL CORPORATE BONDS	507,250

	U.S. GOVERNMENT OBLIGATIONS — 75.6%
	U.S. Treasury Bills — 63.2%
182,184,000	U.S. Treasury Bills, 0.080% to 0.446%††, 04/02/09 to 10/01/09	182,097,855

	U.S. Treasury Cash Management Bills — 10.9%
31,277,000	U.S. Treasury Cash Management Bills, 0.030% to 0.183%††, 04/29/09 to 06/24/09	31,272,690

	U.S. Treasury Notes — 1.5%
4,260,000	4.500%, 04/30/09	4,271,120

	TOTAL U.S. GOVERNMENT OBLIGATIONS	217,641,665

	TOTAL INVESTMENTS — 100.0% (Cost $299,458,409)	$288,008,206

	Aggregate book cost	$299,458,409

	Gross unrealized appreciation	$3,143,026
	Gross unrealized depreciation	(14,593,229)

	Net unrealized appreciation/(depreciation)	$(11,450,203)

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2009, the market value of fair valued securities amounted to $439,174 or 0.15% of total investments.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the market value of the Rule 144A securities amounted to $325,459 or 0.11% of total investments.

(c)	Illiquid security.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation

CVR	Contingent Value Right
See accompanying notes to schedule of investments.

The Gabelli ABC Fund
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The Gabelli ABC Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of March 31, 2009 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 — Quoted Prices	$68,823,116
Level 2 — Other Significant Observable Inputs	219,073,625
Level 3 — Significant Unobservable Inputs	111,465

Total	$288,008,206

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in
Securities
(Market Value)
Balance as of 12/31/08	$78,465
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	33,000
Net purchase/(sales)	0
Transfers in and/or out of Level 3	—

Balance as of 03/31/09	$111,465

Net change in unrealized appreciation/(depreciation) during the period on Level 3 investments held at 03/31/09	$33,000

Statement of Financial Accounting Standard No. 161, “Disclosures about Derivative Instruments and Hedging Activities” clarifies the financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. As of March 31, 2009, the Fund did not hold any derivative instruments.

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

The Gabelli ABC Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 6:00 P.M.
Board of Directors

Mario J. Gabelli, CFA
Chairman and Chief
Executive Officer
GAMCO Investors, Inc.

Anthony J. Colavita
Attorney-at-Law
Anthony J. Colavita, P.C.

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer
KeySpan Corp. Mary E. Hauck Former Senior Portfolio Manager Gabelli-O’Connor Fixed Income Mutual Fund Management Co. Werner J. Roeder, MD Medical Director Lawrence Hospital
Officers

Bruce N. Alpert
President and Secretary

Agnes Mullady
Treasurer Peter D. Goldstein Chief Compliance Officer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
The
Gabelli
ABC
Fund
FIRST QUARTER REPORT
MARCH 31, 2009
GAB408Q109SR

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Gabelli Investor Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 5/29/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 5/29/09

By (Signature and Title)*	/s/ Agnes Mullady

Agnes Mullady, Principal Financial Officer and Treasurer

Date 5/29/09

*	Print the name and title of each signing officer under his or her signature.